Taxes (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Balance at beginning of period, Assets	$ 6,318	$ 8,244
Balance at beginning of period, Liabilities	107	445
Balance at beginning of period, Deferred taxes net	6,211	7,799
Effect in income statement, Assets	(323)	(112)
Effect in income statement, Liabilities	(92)	17
Effect in income statement, Deferred taxes net	(231)	(129)
Other comprehensive income, Assets	(292)	2
Other comprehensive income, Liabilities	3	7
Other comprehensive income, Deferred taxes net	(295)	(5)
Transfers between assets and liabilities, Assets	32	(103)
Transfers between assets and liabilities, Liabilities	32	(103)
Transfer between assets and liabilities, Deferred taxes net
Translation adjustment, Assets	281	954
Translation adjustment, Liabilities	4	56
Translation adjustment, Deferred taxes net	277	898
Balance at ending of period, Assets	6,016	8,975
Balance at ending of period, Liabilities	54	127
Balance at ending of period, Deferred taxes net	$ 5,962	8,848
Incorporations, acquisitions and divestments, Assets		(10)
Incorporations, acquisitions and divestments, Liabilities		(295)
Incorporations, acquisitions and divestments, Deferred taxes net		$ 285